COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating lease commitments
2016	¥ 45,491
2017	28,367
2018	18,354
2019	6,018
2020	5,204
Thereafter	869
Total	104,303
Rental expenses	48,760	¥ 46,066	¥ 44,537
Office Premises
Operating lease commitments
2016	38,173
2017	27,053
2018	18,322
2019	6,018
2020	5,204
Thereafter	869
Total	95,639
Office equipment
Operating lease commitments
2016	7,318
2017	1,314
2018	32
Total	¥ 8,664